Restructuring - Restructuring Expenses By Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring
Cost of cloud	€ (127)	€ 0	€ (20)
Cost of software licenses and support	(5)	1	(118)
Cost of services	(13)	(3)	(154)
Research and development	(12)	1	(467)
Sales and marketing	3	3	(299)
General and administration	(2)	2	(71)
Restructuring expenses	€ (157)	€ 3	€ (1,130)